INCOME TAXES	9 Months Ended
Dec. 31, 2022
Income Taxes
INCOME TAXES

NOTE 12. INCOME TAXES

The Company is a BVI business company. The BVI government does not, under existing legislation, impose any income or corporate tax on corporations.

PDS is a U.S. corporation and is subject to U.S. federal, state and local income taxes, as applicable.

iOx is subject to U.K. taxes.

The (expense) benefit from income taxes consists of the following:

	For the Nine Months Ended December 31,
(In thousands)	2022	2021

Current:
Federal	$–	$–
State and local	(16)	–
Foreign	(8)	21
Total current	(24)	21

Deferred:
Federal	–	–
State and local	–	–
Foreign	2,930	444
Total deferred	2,930	444
Benefit from income taxes	$2,906	$465

The following is a reconciliation of the U.S. taxes to the effective income tax rates for the nine months ended December 31, 2022 and 2021 (U.S. Dollars in thousands):

	Nine Months Ended December 31,
	2022	2021
Income (loss) on ordinary activities before tax	$(1,230)	$(1,535)
Statutory U.S. income tax rate	21.0%	21.0%
Income tax benefit at statutory income tax rate	258	322
Losses recognized (unrecognized)	(282)	(322)
Income tax expense	$(24)	$–

At December 31, 2022, the Company had $0.9 million of federal net operating losses, which carryforward indefinitely but are limited to 80% of taxable income when utilized. As of December 31, 2022 and March 31, 2022, the Company had U.S. deferred tax assets of $0.2 million and $0.3 million, respectively.

The following is a reconciliation of the U.K. taxes to the effective income tax rates for the nine months ended December 31, 2022 and 2021 (U.S. Dollars in thousands):

	Nine Months Ended December 31,
	2022	2021
Loss on ordinary activities before tax	$4,567	$2,434
Statutory U.K. income tax rate	19.0%	19.0%
Loss at statutory income tax rate	868	462

Change (increase) in deferred income tax rate	274	–
Foreign currency effect	1,788	444
Research and development credit	–	21
Losses (unrecognized)	–	(462)
Income tax benefit	$2,930	$465

Research and development credit receivables of $0.2 million and $0.2 million were included in prepaid expenses and other receivables on the condensed consolidated interim statements of financial position as of December 31, 2022 and March 31, 2022, respectively.

The following is a reconciliation of financial statement income (loss) to tax basis income (loss) (in thousands):

	Nine Months Ended December 31, 2022				Nine Months Ended December 31, 2021
	United States	BVI	United Kingdom	Total	United States	BVI	Foreign	Total

Pre-tax loss	$(1,230)	$(7,320)	$(4,567)	$(13,117)	$(1,535)	$(6,802)	$(2,434)	$(10,771)
Loss for which no benefit was taken	1,622	–	–	1,622	–	–	–	–
Losses not subject to tax	–	7,320	–	7,320	–	6,802	–	6,802
Utilization of losses not previously benefitted	(314)	–	–	(314)	–	–	–	–
Taxable income (loss)	$78	$–	$(4,567)	$(4,489)	$(1,535)	$–	$(2,434)	$(3,969)

As of December 31, 2022 and March 31, 2022, the Company’s deferred tax assets and liabilities in the U.K. consisted of the effects of temporary differences attributable to the following (in thousands):

	As of December 31,	As of March 31,
	2022	2022
Deferred tax assets:
Net operating loss	$(4,394)	$(3,253)
Deferred tax asset (unrecognized)	1,500	1,500
Deferred tax asset	(2,894)	(1,753)

Deferred tax liabilities:
In-process research and development	28,409	30,198
Deferred tax liability	28,409	30,198

Net deferred tax liability	$25,515	$28,445

iOx generated research and development cash credits of approximately $0.02 million that have been recorded for the nine months ended December 31, 2021. There were no research and development cash credits recorded for the nine months ended December 31, 2022.

As of December 31, 2022 and March 31, 2022, iOx had a net deferred tax liability of approximately $25.5 million and approximately $28.4 million, respectively. On January 8, 2019, the Company originally recognized a $19.8 million deferred tax liability for the difference between the book and income tax basis of IPR&D acquired as part of the SalvaRx Acquisition. As the iOx IPR&D is in the U.K., the deferred tax was recorded at 17%, the prevailing tax rate applicable in the U.K. at the time. In fiscal 2022, the Company recorded $7.0 million increase in deferred income taxes to reflect a future change in the U.K. income tax rate and recognized $0.7 million of current year losses and $0.8 million of prior year losses. The Company also recognized a $1.1 million decrease in deferred tax liability in fiscal 2022 to reflect the effect of the change in exchange rates on the liability settleable in British pound sterling. For the nine months ended December 31, 2022, the Company recognized the reduction in deferred tax liability of $1.8 million to reflect the effect of the change in exchange rates on the liability in the period and recognized $0.8 million of current period losses, as well as the tax rate change effect of $0.3 million on the current period losses.

There is no expiration date for accumulated tax losses in the U.K. entities.